Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension Plans [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status

Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
As at December 31,	2017	2016	2017	2016

Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	173	168	23	26
Current Service Costs	14	14	2	(3)
Interest Costs (1)	7	7	1	1
Benefits Paid	(8)	(25)	(1)	(1)
Plan Participant Contributions	2	2	-	-
Past Service Costs – Curtailments	(6)	-	(1)	-
Remeasurements:
(Gains) Losses from Experience Adjustments	1	-	-	-
(Gains) Losses from Changes in Demographic Assumptions	-	-	(1)	-
(Gains) Losses from Changes in Financial Assumptions	(2)	7	(1)	-
Defined Benefit Obligation, End of Year	181	173	22	23

Plan Assets
Fair Value of Plan Assets, Beginning of Year	125	128	-	-
Employer Contributions	9	14	-	-
Plan Participant Contributions	2	2	-	-
Benefits Paid	(8)	(25)	-	-
Interest Income (1)	4	3	-	-
Remeasurements:
Return on Plan Assets (Excluding Interest Income)	9	3	-	-
Fair Value of Plan Assets, End of Year	141	125	-	-

Pension and OPEB (Liability) (2)	(40)	(48)	(22)	(23)
(1)	Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)	Pension and OPEB liabilities are included in other liabilities on the Consolidated Balance Sheets.

Summary of Pension and OPEB Costs

B) Pension and OPEB Costs

	Pension Benefits			OPEB
For the years ended December 31,	2017	2016	2015	2017	2016	2015

Defined Benefit Plan Cost
Current Service Costs	14	14	19	2	(3)	3
Past Service Costs – Curtailments	(6)	-	(5)	(1)	-	-
Net Settlement Costs	-	-	3	-	-	-
Net Interest Costs	3	4	6	1	1	1
Remeasurements:
Return on Plan Assets (Excluding Interest Income)	(9)	(3)	3	-	-	-
(Gains) Losses from Experience Adjustments	1	-	(3)	-	-	-
(Gains) Losses from Changes in Demographic Assumptions	-	-	-	(1)	-	-
(Gains) Losses from Changes in Financial Assumptions	(2)	7	(28)	(1)	-	-
Defined Benefit Plan Cost (Recovery)	1	22	(5)	-	(2)	4
Defined Contribution Plan Cost	27	25	29	-	-	-
Total Plan Cost	28	47	24	-	(2)	4

Summary of Fair Value of the Plan Assets	The fair value of the plan assets is:

As at December 31,	2017	2016

Equity Funds	89	73
Bond Funds	29	25
Non-Invested Assets	11	13
Real Estate Funds	9	9
Cash and Cash Equivalents	3	5
	141	125

Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses

The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2017	2016	2015	2017	2016	2015

Discount Rate	3.50%	3.75%	4.00%	3.25%	3.75%	3.75%
Future Salary Growth Rate	3.81%	3.80%	3.80%	5.08%	5.15%	5.15%
Average Longevity (years)	88.0	87.9	88.3	88.0	87.9	88.3
Health Care Cost Trend Rate	N/A	N/A	N/A	6.00%	7.00%	7.00%

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumptions is:

	2017		2016
As at December 31,	Increase	Decrease	Increase	Decrease

One Percent Change:
Discount Rate	(28)	36	(25)	32
Future Salary Growth Rate	3	(3)	3	(3)
Health Care Cost Trend Rate	1	(1)	2	(1)
One Year Change in Assumed Life Expectancy	4	(4)	4	(4)